Details of Significant Accounts - Leasing arrangements-lessee - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Additions to right-of-use assets	$ 59	$ 1,770
Cash outflow for leases	$ 2,354	$ 70,416
Bottom of Range
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Lease term	1 year	1 year
Top of Range
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Lease term	6 years	6 years